Property and Equipment	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 4 PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of September 30, 2019 and March 31, 2019, respectively:

	September 30, 2019	March 31, 2019

Clinical and medical equipment	$357,795	$357,795
Computer equipment	50,476	42,782
Furniture and fixtures	51,506	41,464
Leasehold improvements	5,336	5,336
	465,113	447,377
Accumulated depreciation and amortization	(236,324)	(202,505)
	$228,789	$244,872

Depreciation and amortization expense related to fixed assets for the three and six months ended September 30, 2019 and September 30, 2018 was $15,917, $16,775, $33,819 and $30,591 respectively.

NOTE 4 PROPERTY AND EQUIPMENT

Property and equipment consist of the following as of March 31, 2019 and 2018, respectively:

	As of	As of
	March 31, 2019	March 31, 2018

Clinical and medical equipment	$357,795	$357,795
Computer equipment	42,782	28,727
Furniture and fixtures	41,464	1,889
Leasehold improvements	5,336	2,491
	447,377	390,902
Accumulated depreciation and amortization	(202,505)	(137,718)
	$244,872	$253,184

Depreciation and amortization expense for the year ended March 31, 2019, for the three months ended March 31, 2018 and for the year ended December 31, 2017 was $64,787, $14,603 and $38,137, respectively